Derivative Financial Instruments and Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 698,264	$ 371,532	$ 881,172
Effects of foreign currency exchange rate changes			38
Reductions due to repayment of debt		(936,650)	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	115,000	180,000	543,744
Initial fair value of embedded conversion option derivative liability recorded as expense	93,125	382,944	313,694
Reductions due to conversions	(44,588)	(1,388,764)	(861,695)
Change in fair value included in statements of operations	62,943	2,089,202	(306,082)
Balance at Ending	$ 924,744	$ 698,264	$ 371,532